                    Supplement dated December 20, 2000 to the
               Prospectus for Class A, Class B and Class C Shares
                       dated May 1, 2000 of Flag Investors
                      Short-Intermediate Income Fund, Inc.


         The following paragraph replaces the first paragraph in the section entitled "Investment Advisor and Sub-Advisor - Portfolio Managers" on page 9:

         "M. Elliott Randolph, Jr., Paul D. Corbin and Ellen D. Harvey share primary responsibility for managing the Fund's assets. Messrs. Randolph and Corbin have shared responsibility for managing the Fund since its inception in 1991; Ms. Harvey joined them as a co-manager on December 20, 2000."

         The following paragraph should be added as the last paragraph in the section entitled "Investment Advisor and Sub-Advisor - Portfolio Managers" on page 9:

         "Ms. Harvey has 16 years of investment experience. She is a Partner at Brown Trust responsible for the fixed income effort. From January 1996 to January 2000, Ms. Harvey served as Fixed Income Portfolio Manager and principal at Morgan Stanley Dean Witter Investment Management. She served as Fixed Income Portfolio Manager for Miller Anderson & Sherrerd from October 1984 to January 1996 and was a partner from January 1989 to January 1996."




                                                                          SUPPSI

                      Supplement dated December 20, 2000 to
                     the Prospectus for Institutional Shares
                       dated May 1, 2000 of Flag Investors
                      Short-Intermediate Income Fund, Inc.


         The following paragraph replaces the first paragraph in the section entitled "Investment Advisor and Sub-Advisor - Portfolio Managers" on page 6:

         "M. Elliott Randolph, Jr., Paul D. Corbin and Ellen D. Harvey share primary responsibility for managing the Fund's assets. Messrs. Randolph and Corbin have shared responsibility for managing the Fund since its inception in 1991; Ms. Harvey joined them as a co-manager on December 20, 2000."

         The following paragraph should be added as the last paragraph in the section entitled "Investment Advisor and Sub-Advisor - Portfolio Managers" on page 6:

         "Ms. Harvey has 16 years of investment experience. She is a Partner at Brown Trust responsible for the fixed income effort. From January 1996 to January 2000, Ms. Harvey served as Fixed Income Portfolio Manager and principal at Morgan Stanley Dean Witter Investment Management. She served as Fixed Income Portfolio Manager for Miller Anderson & Sherrerd from October 1984 to January 1996 and was a partner from January 1989 to January 1996."




                                                                      SUPPINSTSI